Total
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio
Macquarie High Yield Bond Portfolio
What is the Portfolio’s investment objective?
Macquarie High Yield Bond Portfolio seeks high total return.
What are the Portfolio’s fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FIXED INCOME ORIENTED Macquarie High Yield Bond Portfolio DPT CLASS
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual portfolio operating expenses	0.65%
Fee waivers and expense reimbursements	(0.06%)	[1]
Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.59%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio's average daily net assets from Feb. 28, 2020 through Mar. 1, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
FIXED INCOME ORIENTED | Macquarie High Yield Bond Portfolio | DPT CLASS | USD ($)	60	202	356	805

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 82% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies?

The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the US government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 40% of its net assets in foreign securities; however, the Portfolio’s total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Portfolio’s net assets, and investments in emerging market securities will be limited to 20% of the Portfolio’s net assets. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager’s opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

With respect to US government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the US government, and those of its agencies or instrumentalities that are backed by the full faith and credit of the US.

The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective.

The Portfolio may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Portfolio’s limit on investments in illiquid investments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. The Portfolio’s principal risks include:

Risk	Definition
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and/or repay principal in a timely manner.
Interest rate risk	The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.
Bank loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Foreign and emerging markets risk	The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
LIBOR risk	The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.
Rule 144A securities risk	The Portfolio may invest in Rule 144A Securities, which are securities that are normally purchased pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and are subject to legal restrictions on resale. Because there may be relatively few potential purchasers for Rule 144A Securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the market for Rule 144A Securities is typically less active than the market for publicly-traded securities. Rule 144A Securities carry the risk that their liquidity may become impaired and a portfolio may be unable to dispose of the securities promptly or at reasonable prices. At times, it may also be more difficult to determine the fair value of Rule 144A Securities for purposes of computing a portfolio’s NAV due to the absence of an active trading market. There can be no assurance that a Rule 144A Security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a portfolio.
Liquidity risk	The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.
Industry and Sector risk	The risk that the value of securities in a particular industry or sector (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry or sector.
Active management and selection risk	The risk that the securities selected by a portfolio’s management will underperform the markets, the relevant indices, or the securities selected by other portfolios with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Portfolio is governed by US laws and regulations.

How has Macquarie High Yield Bond Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at macquarieim.com/investments/products/macquarie-institutional-portfolios.

Calendar year-by-year total return (Macquarie High Yield Bond Portfolio)

During the periods illustrated in this bar chart, Macquarie High Yield Bond Portfolio’s highest quarterly return was 7.62% for the quarter ended March 31, 2019 and its lowest quarterly return was -8.63% for the quarter ended Sept. 30, 2011.

Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - FIXED INCOME ORIENTED - Macquarie High Yield Bond Portfolio		1 Year	5 Years	10 Years
DPT CLASS		15.12%	5.00%	7.16%
DPT CLASS | After Taxes on Distributions		12.73%	2.34%	4.47%
DPT CLASS | After Taxes on Distributions and Sales	[1]	8.95%	2.60%	4.42%
ICE BofA US High Yield Constrained Index* (reflects no deduction for fees, expenses, or taxes)		14.41%	6.14%	7.48%
[1]	Formerly known as the ICE BofAML US High Yield Constrained Index.

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.